Risk management (Details 1) - BRL (R$)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Internal Risk Model [Abstract]
Credit risk exposure - customers (Thousand of Reais)		R$ 330,474,249	R$ 301,702,586	R$ 310,877,166
Loans and advances to customers, gross (note 10)		287,829,213	268,437,556	267,266,449
Contingent Liabilities - Guarantees and other sureties (note 45.a)		R$ 42,645,036	R$ 33,265,030	R$ 43,610,717
Non-performing loans ratio (%) - unaudited		6.65%	7.04%	7.00%
Impairment coverage ratio (%) - unaudited		95.39%	96.31%	82.86%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	[1]	R$ 18,261,638	R$ 18,191,126	R$ 15,411,760
Cost of credit (% of risk) - unaudited		3.98%	4.52%	5.07%

[1]	RAWO = Recoveries of Assets Derecognized.